Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Goodwill and Intangible Assets
5. GOODWILL AND INTANGIBLE ASSETS
Goodwill
Goodwill represents the excess of purchase consideration in a business combination over the fair value of tangible and intangible assets acquired net of the liabilities assumed.
The following table reflects the changes in the carrying value of goodwill (in thousands):

	Advertising	Subscriptions	Total
Balance as of December 31, 2024	$153,357	$8,162	$161,519
Frndly TV acquisition (see Note 4)	35,475	112,412	147,887
Balance as of December 31, 2025	$188,832	$120,574	$309,406
Intangible Assets
The following tables summarize the Company’s intangible assets for the periods presented (in thousands, except years):

	As of December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Useful Lives (in years)
Developed technology	$73,367	$(71,138)	$2,229	5.9
Customer relationships	46,100	(22,995)	23,105	6.3
Tradename	34,400	(11,832)	22,568	7.9
Patents	4,076	(1,771)	2,305	14.0
Total Intangible assets	$157,943	$(107,736)	$50,207	6.7

	As of December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Useful Lives (in years)
Developed technology	$73,367	$(60,896)	$12,471	5.9
Customer relationships	14,100	(14,100)	—	4.0
Tradename	20,400	(7,966)	12,434	9.8
Patents	4,076	(1,480)	2,596	14.0
Total Intangible assets	$111,943	$(84,442)	$27,501	6.7
The Company amortizes the fair value of intangible assets over their estimated useful lives in proportion to the economic benefits received. Amortization expense related to intangible assets was approximately $23.3 million, $14.2 million, and $17.1 million for the years ended December 31, 2025, 2024, and 2023, respectively.
The Company recorded amortization of developed technology in Cost of revenue, advertising for the years ended December 31, 2025 and 2024. The Company recorded amortization of developed technology in Cost of revenue, advertising and Research and development for the year ended December 31, 2023. The Company recorded amortization of customer relationships and tradename in Sales and marketing expenses, and recorded amortization of patents in General and administrative expenses in the consolidated statements of operations for all periods presented.
As of December 31, 2025, the estimated future amortization expense for intangible assets for the next five years and thereafter is as follows (in thousands):

Year Ending December 31,
2026	$14,698
2027	10,507
2028	8,419
2029	7,257
2030	4,884
Thereafter	4,442
Total	$50,207